UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  666 5th Avenue, 35th Floor
          New York, New York 10103

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, February 17, 2009

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   14
                                                ---------------

Form 13F Information Table Value Total:             $ 73,915
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                TITLE OF               VALUE    SHRS OR    SH/   PUT/  INVESTMENT    OTHER
  NAME OF ISSUER                 CLASS      CUSIP     (X$1000)  PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------                 -----      -----     --------  -------    ---   ----  ----------   --------   ----    ------   ----
ACURA PHARMACEUTICALS INC        COM NEW    00509L703     194      26,433  S/H          OTHER       1           -       26,433   -
ATHERSYS INC                       COM      04744L106     270     599,115  S/H          OTHER       1           -      599,115   -
ATS MED INC                        COM      002083103   4,200   1,510,960  S/H          OTHER       1           -    1,510,960   -
BIOMARIN PHARMACEUTICAL INC        COM      09061G101   5,126     287,977  S/H          OTHER       1           -      287,977   -
COVENTRY HEALTH CARE INC           COM      222862104   5,789     389,014  S/H          OTHER       1           -      389,014   -
EMAGEON INC                        COM      29076V109   6,629   3,583,339  S/H          OTHER       1           -    3,583,339   -
HEALTH NET INC                     COM      42222G108   6,638     609,552  S/H          OTHER       1           -      609,552   -
MANNKIND CORP                      COM      56400P201      34      10,000  S/H          OTHER       1           -       10,000   -
NIGHTHAWK RADIOLOGY HLDGS IN       COM      65411N105   3,590     738,739  S/H          OTHER       1           -      738,739   -
NOVACEA INC                        COM      66987B103   3,079   2,052,998  S/H          OTHER       1           -    2,052,998   -
ORCHID CELLMARK INC                COM      68573C107   2,947   4,397,772  S/H          OTHER       1           -    4,397,772   -
RURAL / METRO CORP                 COM      781748108   6,662   3,721,647  S/H          OTHER       1           -    3,721,647   -
TRIPLE-S MGMT CORP                CL B      896749108  27,610   2,400,889  S/H          OTHER       1           -    2,400,889   -
YM BIOSCIENCES INC                 COM      984238105   1,147   3,100,326  S/H          OTHER       1           -    3,100,326   -